SHARE-BASED COMPENSATION (Details of share-based grants) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		9,842	9,856	162,567
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value on grant date		$ 22.32
February 24, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		25,205
Expiration date		Feb. 24, 2025
Exercise price		$ 60.72
Fair value on grant date		$ 32.76
February 24, 2015 [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		1,250
Expiration date		Feb. 24, 2019
Exercise price		$ 60.72
Fair value on grant date		$ 27.00
March 15, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		5,041
Expiration date		Mar. 15, 2025
Exercise price		$ 60.96
Fair value on grant date		$ 32.52
May 19, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		43,636
Expiration date		May 19, 2025
Exercise price		$ 54.84
Fair value on grant date		$ 30.00
June 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		4,033
Expiration date		Jun. 01, 2025
Exercise price		$ 60.72
Fair value on grant date		$ 33.60
June 3, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		15,763
Expiration date		Jun. 03, 2025
Exercise price		$ 52.20
Fair value on grant date		$ 31.20
August 13, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		27,064
Expiration date		Aug. 13, 2025
Exercise price		$ 44.16
Fair value on grant date		$ 21.60
August 13, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		35,417
Expiration date		Aug. 13, 2025
Exercise price		$ 44.16
Fair value on grant date		$ 22.20
October 20, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		3,201
Expiration date		Oct. 20, 2025
Exercise price		$ 33.48
Fair value on grant date		$ 20.64
February 29, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		1,642
Expiration date		Mar. 01, 2026
Exercise price		$ 28.44
Fair value on grant date		$ 24.12
May 4, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		7,608
Expiration date		May 04, 2026
Exercise price		$ 34.68
Fair value on grant date		$ 17.40
August 4, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		404
Expiration date		Aug. 04, 2026
Exercise price		$ 15.36
Fair value on grant date		$ 20.40
October 31, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		202
Expiration date		Oct. 31, 2026
Exercise price		$ 23.64
Fair value on grant date		$ 15.84
February 27, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		1,964
Expiration date		Feb. 27, 2027
Exercise price		$ 27.96
Fair value on grant date		$ 14.40
February 27, 2017 [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		7,457
Expiration date		Feb. 27, 2027
May 9, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		1,580
Expiration date		May 09, 2027
Exercise price		$ 25.86
Fair value on grant date		$ 12.96
June 22, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		5,041
Expiration date		Jun. 22, 2027
Exercise price		$ 22.32
Fair value on grant date		$ 12.60
June 22, 2017 [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		17,448
Expiration date		Jun. 22, 2027
August 3, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		404
Expiration date		Aug. 03, 2027
Exercise price		$ 22.36
Fair value on grant date		$ 12.36
August 3, 2017 [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		24,951
Expiration date		Aug. 03, 2027
November 2, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		853
Expiration date		Nov. 02, 2027
Exercise price		$ 20.76
Fair value on grant date		$ 8.16
February 18, 2015 [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		8,334
Expiration date		Feb. 18, 2019
Exercise price		$ 90.00
Fair value on grant date		$ 19.44
Various dates in 2015 [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options		7,267
Exercise price	[1]
Fair value on grant date		$ 17.16

[1]	See Note 11B(4)